Mortgage Loans Receivable and Bond Portfolio (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio
	Mortgage Loans	Bond Portfolio

July 1, 2019 through June 30, 2020	$ 1,127,113	$ 236,000
July 1, 2020 through December 31, 2020	2,586,213	103,000
2021	692,348	270,000
2022	1,491,046	192,000
2023	852,674	295,000
Thereafter	16,481,943	15,562,937
	23,231,337	16,658,937
Less loan loss and other than temporary impairment on bonds allowance	(1,620,207)	(558,000)
Less deferred origination fees	(311,913)	___-____
Totals	$21,299,217	$16,100,937

	Mortgage Loans	Bond Portfolio

2019	$ 2,435,321	$ 167,000
2020	963,625	240,000
2021	756,395	266,000
2022	1,554,461	188,000
2023	924,931	289,000
Thereafter	16,972,922	14,697,807
	23,607,655	15,847,807
Less loan loss and other than temporary impairment on bonds allowance	(1,672,003)	(458,000)
Less deferred origination income	(271,913)	___-____
Totals	$21,663,739	$15,389,807

Restructured or Modified Loans
	June 30, 2019

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	7	$4,415,544	8.014%	$3,434,328	6.03%

	December 31, 2018

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	7	$4,415,544	8.014%	$3,838,819	6.03%

	December 31, 2018

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	7	$4,415,544	8.014%	$3,838,819	6.03%

	December 31, 2017

Type of Loan	Number of Loans	Original Principal Balance	Original Average Interest Rate	Unpaid Principal Balance	Modified Average Interest Rate
First Mortgage Loan	5	$3,276,000	8.67%	$2,762,309	6.64%